Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Share issue costs	Capital reserve Additional paid-in capital	Capital reserve Share-based payments	Capital reserve Effect of reorganization	Treasury shares	Income reserves Legal reserve	Income reserves Reserve for investment and expansion	Additional dividends proposed	Other comprehensive income	Retained earnings / accumulated losses	Total
Balance at Jun. 30, 2020	R$ 699,811		R$ (33,566)	R$ (726)		R$ (31,501)	R$ 31,535	R$ 327,071	R$ 13,606	R$ 115,339		R$ 1,121,569
Net income for the year											317,646	317,646
Payment of additional dividends									(13,606)			(13,606)
Partial return of shares from Acquisition of Agrifirma			8,584			(8,584)
Acquisition of entities under common control					(11,031)							(11,031)
Capital increase through public offering	440,000	(11,343)										428,657
Capital increase through warrants	448,174											448,174
Share-based compensation plan				2,550								2,550
Constitution of legal reserve							15,882				(15,882)
Constitution of reserve for investment and expansion								41,764			(41,764)
Minimum mandatory dividends											(75,441)	(75,441)
Additional dividends proposed									184,559		(184,559)
Currency translation adjustment of foreign operation										(35,917)		(35,917)
Balance at Jun. 30, 2021	1,587,985	(11,343)	(24,982)	1,824	(11,031)	(40,085)	47,417	368,835	184,559	79,422		2,182,601
Net income for the year											520,100	520,100
Payment of interim dividends								(200,000)				(200,000)
Payment of additional dividends									(184,559)			(184,559)
Partial return of shares from Acquisition of Agrifirma			9,676			(9,676)
Share-based compensation plan				3,165								3,165
Constitution of legal reserve							26,005				(26,005)
Constitution of reserve for investment and expansion								174,095			(174,095)
Minimum mandatory dividends											(123,524)	(123,524)
Additional dividends proposed									196,476		(196,476)
Currency translation adjustment of foreign operation										18,265		18,265
Balance at Jun. 30, 2022	1,587,985	(11,343)	(15,306)	4,989	(11,031)	(49,761)	73,422	342,930	196,476	97,687		2,216,048
Net income for the year											268,536	268,536
Payment of interim dividends			1,046			(1,046)
Payment of additional dividends									(196,476)			(196,476)
Partial return of shares from Acquisition of Agrifirma			951									951
Share-based compensation plan				10,613								10,613
Constitution of legal reserve				(4,685)								(4,685)
Constitution of reserve for investment and expansion							13,427				(13,427)
Minimum mandatory dividends											(63,777)	(63,777)
Additional dividends proposed								(64,891)	256,223		(191,332)
Currency translation adjustment of foreign operation										(34,068)		(34,068)
Balance at Jun. 30, 2023	R$ 1,587,985	R$ (11,343)	R$ (13,309)	R$ 10,917	R$ (11,031)	R$ (50,807)	R$ 86,849	R$ 278,039	R$ 256,223	R$ 63,619		R$ 2,197,142